Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	SERVICEMASTER GLOBAL HOLDINGS INC
Entity Central Index Key	0001428875
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer